Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Basis of preparation

(a)   Basis of preparation:

The Bank’s consolidated financial statements for the years 2015, 2016 and 2017 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Bank presents its statement of financial position broadly in order of liquidity.  An analysis regarding recovery or settlement within 12 months after the statement of financial position date (current) and more than 12 months after the statement of financial position date (non—current) is presented in note 41.

The consolidated financial statements comprise the consolidated statement of comprehensive income and the consolidated statements of financial position, changes in equity, cash flows and the related notes.  The consolidated financial statements have been prepared under the historical cost convention, except for available-for-sale financial assets, financial assets and financial liabilities designated at fair value through profit or loss and derivative contracts, which have been measured at fair value.

Banco de Chile and its subsidiaries classify their expenses according to the nature of expense method.

The consolidated statement of cash flows shows the changes in cash and cash equivalents arising from operating activities, investing activities and financing activities during the period.

Basis of consolidation

(b)   Basis of consolidation:

The financial statements of Banco de Chile as of and for the years ended December 31, 2016 and 2017 have been consolidated with those of its subsidiaries.  The financial statements of the bank’s subsidiaries are prepared for the same reporting year as for Banco de Chile, using consistent accounting policies.

(i)    Subsidiaries

Consolidated financial statements as of December 31, 2016 and 2017 incorporate financial statements of the Bank and its subsidiaries.  According IFRS 10 —“Consolidated Financial Statements”, control requires exposure or rights to variable returns and the ability to affect those returns through power over an investee. Specifically the Bank has power over the investee when it has existing rights that give it the ability to direct the relevant activities of the investee.

When the Bank has less than a majority of the voting rights of an investee, but these voting rights are enough to have the ability to direct the relevant activities unilaterally, then the Bank has control.  The Bank considers all factors and relevant circumstances to evaluate if its voting rights are enough to obtain control, which includes:

•	The amount of voting rights that the Bank has, related to the amount of voting rights of the other stakeholders.
•	Potential voting rights maintained by the Bank, other holders of voting rights or other parties.
•	Rights that emanated from other contractual arrangements.
•

Any additional circumstance that indicate that the Bank has or does not have the ability to manage the relevant activities when decisions need to be made, including voting behavior patterns in previous shareholders meetings.

The financial statements of the subsidiaries are included in the consolidated financial statements from the date control is obtained until the loss of such control.  The financial statements have been prepared using uniform accounting policies for similar transactions and other events under equivalent circumstances.

The following table details the entities in which the Bank, directly or indirectly — owns a controlling interest and that are therefore consolidated in these financial statements:

				Interest Owned
				Direct		Indirect		Total
			Functional	2016	2017	2016	2017	2016	2017
RUT	Subsidiaries	Country	Currency	%	%	%	%	%	%
96,767,630-6	Banchile Administradora General de Fondos S.A.	Chile	Ch$	99.98	99.98	0.02	0.02	100.00	100.00
96,543,250-7	Banchile Asesoría Financiera S.A.	Chile	Ch$	99.96	99.96	—	—	99.96	99.96
77,191,070-K	Banchile Corredores de Seguros Ltda.	Chile	Ch$	99.83	99.83	0.17	0.17	100.00	100.00
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Ch$	99.70	99.70	0.30	0.30	100.00	100.00
96,932,010-K	Banchile Securitizadora S.A.	Chile	Ch$	99.01	99.01	0.99	0.99	100.00	100.00
96,645,790-2	Socofin S.A.	Chile	Ch$	99.00	99.00	1.00	1.00	100.00	100.00

Significant intercompany transactions and balances between the Bank and its subsidiaries and among its subsidiaries have been eliminated for consolidation purposes.  Any non-controlling interest is recognized as a separate item within the Bank’s consolidated equity.

(ii)   Investment in Associates and Joint Ventures

Associates

An associate is an entity over which the Bank has significant influence on its operating and financial management policy decisions, without having control over the associate. Significant influence is generally presumed when the Bank holds between 20% and 50% of the voting rights. Other factors considered when determining whether the Bank has significant influence over another entity are the representation on the Board of Directors and the existence of material intercompany transactions. The existence of these factors could determine the existence of significant influence over an entity despite the Bank holding a participation of less than 20% of the entity’s voting rights.

According to the equity method, the Bank’s investments in an associate are initially recorded at cost, and subsequently increased (or decreased) to reflect both the Bank’s pro rata share of the post-acquisition net income (or loss) of the associate and other movements directly recognized in the associate’s equity.  Goodwill arising from the acquisition of an associate is included in the carrying value of the investment (net of any accumulated impairment loss).  Since goodwill is not reported separately, an associate is not tested individually for impairment.  Rather, the entire investment is tested for impairment as described below.

After the application of the equity method, the Bank determines whether it is necessary to recognize an additional impairment loss on the Bank’s investment in an associate.  The Bank determines at each reporting date whether there is objective evidence that the investment in the associate is impaired.  If this is the case, the Bank calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in its income statement.

Joint Ventures

Joint Ventures are joint arrangements whereby the parties to the agreement that have joint control over the arrangement have rights to the net assets covered by the arrangement.  Joint control exists only when decisions about the relevant activities covered by the arrangement require the unanimous consent of the parties sharing control in the agreement.

According to IFRS 11, an entity shall determine the type of joint arrangement: “Joint Operation” or “Joint Venture”.

For investments defined as a “Joint Operation”, the assets, liabilities, income and expenses are recognized by the participation in the joint operation.

Investments defined as a “Joint Venture” will be registered according to the equity method.

Investments that, for their characteristics, are defined as “Joint Ventures” include the following:

•	Artikos S.A.
•	Servipag Ltda.

(iii)   Structured entities

Special purpose entities (“SPEs”) are generally created to comply with a specific and well-defined objective, such as securitizing specific assets or carrying out a specific loan transaction.  An SPE is consolidated if, based on an assessment of its relationship with the Bank and the risks and benefits over the SPE, the Bank concludes that it has control of the SPE.

As of December 31, 2016 and 2017, the Bank does not control and therefore does not consolidate any SPEs.

(iv)   Asset management services investments and mutual funds

The Bank, through its subsidiary Banchile Administradora General de Fondos S.A., manages assets through investment and mutual funds and other investment products on behalf of investors.

According to IFRS 10, for consolidation purposes, it is necessary to evaluate the role of the Bank and its subsidiaries in the funds that it manages, determining its role of Agent or Principal. When assessing whether an investor controls an investee, an investor with decision-making rights must determine whether it acts as a Principal or as an Agent for other parties. A number of factors are considered in making this assessment, including the following:

•	Scope to make decision over the investee.
•	Rights held by other parties.
•	Remuneration according to compensation arrangements.
•	Exposition of the decision maker to the variability of returns from other interests that keeps the investee.

The Bank and its subsidiaries manage investments and mutual funds on behalf and for the benefit of investors, acting only as an Agent in this relationship. Under this category, and as per the aforementioned rule, these funds are not controlled and therefore not consolidated by the Bank or its subsidiaries.

Non-controlling interest

(c)   Non-controlling interest:

Non-controlling interest represents the share of losses, income and net assets that the Bank does not control, either directly or indirectly.  It is presented as a separate item in the Consolidated Statement of Comprehensive Income and the Consolidated Statement of Financial Position.

Going Concern

(d)   Going Concern:

The Bank’s management has made an assessment of its ability to continue as a going concern and is satisfied that it has the resources to continue in business for the foreseeable future.  Furthermore, management is not aware of any material uncertainties that may cast significant doubt upon the Bank’s ability to continue as a going concern.  Therefore, the financial statements continue to be prepared on the going concern basis.

Use of estimates and judgement

(e)   Use of estimates and judgment:

Preparing financial statements requires management to make judgments, estimations and assumptions that affect the application of accounting policies and the valuation of assets, liabilities, income and expenses presented.  Actual results could differ from these estimated amounts.

Relevant estimates and assumptions are reviewed regularly by senior management in order to quantify certain assets, liabilities, income, expenses and uncertainties.  Revisions to accounting estimates are recognized in the year in which the estimate is revised and for any future period that is affected.

Some accounting matters particularly involve uncertainties and therefore require a considerable degree of estimation and critical judgment when applying accounting policies.  Details on the use of estimates and judgment and their effect on the amounts recognized in the financial statements are included in the following notes:

•	Impairment of loans (Notes No. 10, No. 11 and No. 33)
•	Useful lives of intangible assets, property and equipment and investment properties (Notes No. 14, No. 15 and No. 16)
•	Goodwill valuation (Note No. 14)
•	Deferred taxes and income taxes (Note No. 17)
•	Provisions (Note No. 24)
•	Employee benefits (Note No. 25)
•	Commitments and contingencies (Note No. 27)
•	Fair value of financial assets and liabilities (Note No. 40)

Financial asset and liability valuation criteria

(f)   Financial asset and liability valuation criteria:

Measurement is the process of determining the monetary amounts at which the elements of the financial statements are to be recognized and carried in the Statement of Financial Position and the Comprehensive Income.  This involves selecting the particular basis or method of measurement.

These bases or methods include the following:

(i)   Recognition

Initially, the Bank and its subsidiaries recognize loans to customers, trading and investment securities, deposits, debt issued and subordinated liabilities on the date they originated.  Purchases and sales of financial assets performed on a regular basis are recognized as of the trade date on which the Bank committed to purchase or sell the asset.  All other assets and liabilities (including assets and liabilities at fair value through profit and loss) are initially recognized as of the trade date on which the Bank becomes a party to the contractual provisions of the instrument.

Financial assets or liabilities are initially recognized at fair value plus transaction costs directly attributable to their purchase or issuance, except in the case of financial assets and financial liabilities recorded at fair value through profit or loss.

(ii)   Derecognition of financial assets and liabilities

The Bank and its subsidiaries derecognize a financial asset (or where applicable, part of a financial asset) from its Statement of Financial Position when the contractual rights to the cash flows of the financial asset have expired or when the contractual rights to receive the cash flows of the financial asset are transferred during a transaction in which all ownership risks and rewards of the financial asset are transferred.  Any portion of transferred financial assets that is created or retained by the Bank is recognized as a separate asset or liability.

When the Bank transfers a financial asset, it assesses to what extent it has retained the risks and rewards of ownership.  In this case:

(a)   If substantially all risks and rewards of ownership of the financial asset have been transferred, it is derecognized and any rights or obligations created or retained upon transfer are recognized separately as assets or liabilities.

(b)   If substantially all risks and rewards of ownership of the financial asset have been retained, the Bank continues to recognize it.

(c)   If substantially all risks and rewards of ownership of the financial asset are neither transferred nor retained, the Bank will determine if it has retained control of the financial asset.  In this case:

(i)   If it has not retained control, the financial asset will be derecognized and any rights or obligations created or retained upon transfer will be recognized separately as assets or liabilities.

(ii)   If the entity has retained control, it will continue to recognize the financial asset to the extent of its continuing involvement in the financial asset.

A financial liability is derecognized when the obligation under the liability is discharged or canceled or expires.

If an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of the existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the income statement.

(iii)  Offsetting

Financial assets and liabilities are offset and the net amount is reported in the Statement of Financial Position if, and only if, the Bank has the legally enforceable right to set off the recognized amounts and there is an intention to settle on a net basis or to realize an asset and settle the liability simultaneously.

Income and expenses are shown net only if accounting standards allow such treatment, or in the case of gains and losses arising from a group of similar transactions, such as the Bank’s trading activities.

(iv)  Valuation at amortized cost

Amortized cost is the amount at which a financial asset or liability is measured at initial recognition minus principal repayments, plus or minus the cumulative amortization (calculated using the effective interest rate method) of any difference between that initial amount and the maturity amount and minus any reduction for impairment.

(v)   Fair value measurements

Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The most objective and common fair value is the price that you would pay on an active, transparent and deep market (“quoted price” or “market price”).

When available, the Bank estimates the fair value of an instrument using quoted prices in an active market for that instrument.  A market is considered active if quoted prices are readily and regularly available and represent actual and regularly occurring market transactions on an arm’s length basis.

If a market for a financial instrument is not active, the Bank establishes fair value using a valuation technique. These valuation techniques include the use of recent market transactions between knowledgeable, willing parties in an arm’s length transaction, if available, as well as references to the fair value of other instruments that are substantially the same, discounted cash flows and options pricing models.

The chosen valuation technique uses the maximum observable market data, relies as little as possible on estimates performed by the Bank, incorporates factors that market participants would consider in setting a price and is consistent with accepted economic methodologies for pricing financial instruments.  Inputs into the valuation technique reasonably represent market expectations and include risk and return factors that are inherent in the financial instrument.  Periodically, the Bank calibrates the valuation techniques and tests them for validity using prices from observable current market transactions in the same instrument or based on any available observable market data.

The best evidence of the fair value of a financial instrument at initial recognition is the transaction price (i.e., the fair value of the consideration given or received) unless the fair value of that instrument is evidenced by a comparison with other observable current market transactions in the same instrument (i.e., without modification or repackaging) or based on a valuation technique whose variables include only data from observable markets.

When the transaction price provides the best evidence of fair value at initial recognition, the financial instrument is initially measured at the transaction price and any difference between this price and the value initially obtained from a valuation model is subsequently recognized in income.

Fair value estimates obtained from models are adjusted for any other factors, such as model uncertainties, to the extent that the Bank believes that a third-party market participant would take them into account in pricing a transaction.

The Bank’s fair value disclosures are included in Note 40.

Loans and advances to banks

(g)   Loans and advances to banks:

Loans and advances to customers include non—derivative financial assets with fixed or determinable payments, such as domestic banks and foreign banks including the Chilean Central Bank.

After initial measurement, amounts of Loans and advances to customers are subsequently measured at amortized cost using the EIR (effective interest rate), less allowances for impairment.  Amortized cost is calculated by taking into account any discount or premium on acquisition and fees and costs that are an integral part of the EIR.  The amortization is included in Interest Revenue in the income statement. The losses arising from impairment are recognized in the income statement in Provisions for loan losses.

Loans to customers

(h)   Loans to customers:

(i)   Loan classification

Loans to customers include originated and purchased non-derivative financial assets with fixed or determinable payments that are not quoted on an active market and which the Bank does not intend to sell immediately or in the short-term.

Individual classified loans

An individual analysis of debtors is applied to individuals and companies that are of such significance with respect to size, complexity or level of exposure to the Bank that they must be analyzed in detail.

For purposes of establishing the appropriate allowances, the Bank classifies the debtors and their operations related to loans into one of three categories of loan portfolio: Normal, Substandard and Non-complying Loans.

(i.1)   Normal Loans:

Normal loans correspond to borrowers who are up to date on their payment obligations and show no sign of deterioration in their credit quality.

(i.2)   Substandard Loans:

Substandard loans include all borrowers with insufficient payment capacity or significant deterioration of payment capacity that it may be reasonably expected that they will not comply with all principal and interest payments obligations set forth in the credit agreement.

This category also includes all loans that have been non-performing for more than 30 days.

(i.3)   Non-complying Loans:

The non-complying loans correspond to borrowers whose payment capacity is seriously at risk and who have a high likelihood of filing for bankruptcy or are renegotiating credit terms to avoid bankruptcy.  This category comprises all loans outstanding from debtors that have at least one installment payment of interest or principal overdue for 90 days or more.

Group classified loans

The group analysis is used to analyze a large number of loans whose individual amounts are not significant.  For this analysis, the Bank uses models based on attributes of the debtors and their loans, and on the behavior of a group of loans.

Loans to customers include originated and purchased non-derivative financial assets with fixed or determinable payments that are not quoted on an active market and which the Bank does not intend to sell immediately or in the short-term.

(ii)   Valuation method

Loans are initially measured at cost plus incremental transaction costs, and subsequently measured at amortized cost using the effective interest rate method, except that when the Bank has defined certain loans as hedged items, which are measured at fair value, changes are recorded in the Consolidated Statement of Income.

(iii)   Lease contracts

Accounts receivable relating to leasing contracts, included under the caption “Loans to customers”, correspond to periodic rent installments of contracts, which meet the definition to be classified as financial leases and are presented at their nominal value net of unearned interest as of each year-end.

(iv)   Factoring transactions

This corresponds to invoices and other commercial instruments representative of credit, with or without recourse, received in factoring operations and which are registered to book value plus interest and adjustments until maturity.

In those cases where the transfer of these instruments was made without responsibility of the grantor, the Bank assumes the default risk.

(v)   Impairment of loans

At each year ended date, Banco de Chile and its subsidiaries assess whether there is objective evidence that a loan asset or a group of loans is impaired.  A loan asset or a group of loans is considered impaired, and impairment losses are incurred if:

(a)   there is objective evidence of impairment as a result of a loss event that occurred after the initial recognition of the asset and up to the balance sheet date (“a loss event”);

(b)   the loss event had an impact on the estimated future cash flows of the financial asset or the group of financial assets; and,

(c)   a reliable estimate of the loss amount can be made.

Banco de Chile and its subsidiaries first assess whether objective evidence of impairment exists for loans that are individually significant.  It then assesses collectively for loans that are not individually significant and loans which are significant but for which no objective evidence of impairment was observed as a result of the individual assessment.

(i)   Allowances for individual evaluations:

An individual analysis of debtors is applied to individuals and companies that are of such significance with respect to size, complexity or level of exposure to the Bank, that they must be analyzed in detail.  All corporate customers are evaluated individually and for commercial customers the cut-off amount for the individual evaluation is MCh$536.

To allow management to determine whether a loss event has occurred on an individual basis, all significant counterparty relationships are reviewed periodically.  This evaluation considers current information and events related to the counterparty, such as whether the counterparty is experiencing significant financial difficulty or in breach of contract as, for example, default or delinquency in interest or principal payments.

The individual evaluation requires assigning a risk category to each debtor and its respective loans.  This risk category should consider the following factors: industry or sector, group considerations and management, financial situation, payment behavior and payment capacity.

If there is evidence of impairment leading to an impairment loss for an individual counterparty relationship, then the amount of the loss is determined as the difference between the carrying amount of the loan(s), including accrued interest, and the present value of expected future cash flows discounted at the loan’s original effective interest rate or the effective interest rate established upon reclassification to loans, including cash flows that may result from foreclosure less costs for obtaining and selling the collateral.  The carrying amount of the loans is reduced by the use of an allowance account and the amount of the loss is recognized in the income statement as a component of the provision for credit losses.

(ii)   Allowances for group evaluations:

The collective assessment of impairment is used primarily to establish an allowance amount relating to loans that are either individually significant but for which there is no objective evidence of impairment, or are not individually significant but for which there is, on a portfolio basis, a loss amount that is probable of having occurred and is reasonably estimable.  The loss amount has two components.

The first component is an allowance amount representing the incurred losses on the portfolio of smaller balance homogeneous loans, which are loans to individuals and small business customers of the private and retail business.  The loans are grouped according to similar credit risk characteristics and the allowance for each group is determined using statistical models based on historical experience.  The second component represents an estimate of incurred losses inherent in the group of loans that have not yet been individually identified or measured as part of the smaller-balance homogeneous loans.  Loans that were found not to be impaired when evaluated on an individual basis are included in the scope of this component of the allowance.

Once a loan is identified as impaired, although the accrual of interest in accordance with the contractual terms of the loan is discontinued, the accretion of the net present value of the written down amount of the loan due to the passage of time is recognized as interest income based on the original effective interest rate of the loan.

At each balance sheet date, all impaired loans are reviewed for changes to the present value of expected future cash flows discounted at the loan’s original effective interest rate.  Any change to the previously recognized impairment loss is recognized as a change to the allowance account and recorded in the income statement as a component of the provision for credit losses.

Loans are written-off when collection efforts have been exhausted, but not later than the following maximum periods:

Type of Loan	Term
Consumer loans — secured and unsecured	6 months
Other transactions — unsecured	24 months
Commercial loans — secured	36 months
Residential mortgage loans	48 months
Consumer leases	6 months
Other non-real estate lease transactions	12 months
Real estate leases (commercial or residential)	36 months

The term represents the time elapsed for a loan from the date on which the unpaid collection or portion is in default.

Cash recoveries on written-off loans are recorded directly in income, through the provision for credit losses in the Consolidated Statement of Comprehensive Income.

If in a subsequent period the amount of a previously recognized impairment loss decreases and the decrease is due to an event occurring after the impairment was recognized, the impairment loss is reversed by reducing the allowance account accordingly.  Such reversal is recognized in profit or loss through a direct impact to the provision for credit losses.

(vi)  Renegotiated loans:

The Bank attempts to restructure loans rather than to take possession of collateral.  This may involve extending the payment arrangements and the agreement of new loan conditions.  After having renegotiated the terms, any impairment is measured using the original effective interest rate as calculated before the modification of terms and the loan is no longer considered past due.  Renegotiated loans are continuously reviewed by management to ensure that all criteria are met and that future payments are likely to occur.  The loans continue to be subject to an individual or collective impairment assessment, calculated using the loan’s original effective interest rate.

(vii) Collateral valuation:

The Bank seeks to use collateral, where possible, to mitigate its risks on financial assets. The collateral comes in various forms such as mortgages, pledges, securities, other non-financial assets and credit enhancements.  The fair value of collateral is generally assessed, at a minimum, at inception through a certified appraiser.  Later, a model updates the collateral value considering factors such as location, collateral type, and observable market value, among others.  However, some types of collateral, such as securities, are valued daily.  To the extent possible, the Bank uses active market data for valuing financial assets held as collateral. (See Note 42 for further analysis of collateral).

Financial guarantees

(i)   Financial guarantees:

In its ordinary course of business the Bank gives financial guarantees consisting of letters of credit, guarantees and acceptances.  Financial guarantees are initially recognized in the financial statements at fair value being the premium received.  Subsequent to initial recognition, the Bank’s liability is measured at the higher of the amount originally recognized less, when appropriate, cumulative amortization recognized in the income statement and the best estimate of expenditure required settling the financial obligation arising as the result of the guarantee.  The premium received is recognized in the income statement in “Income from Fees and Commissions” on a straight line basis over the guarantee period.

With respect to the provision for financial guarantees, the process to determine the provision is similar to the methodology used for loans.  Any loss amounts are recognized as an allowance in the consolidated balance sheet within other liabilities and charged to the consolidated statement of income as a component of the provision for credit losses.  For a further description of the allowances for loan losses, see Note 2 (h) to the Consolidated Financial Statements.

Finance and operating leases

(j)    Finance and operating leases:

The determination of whether an arrangement is a lease, or it contains a lease, is based on the substance of the arrangement and requires an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset.

The Bank acting as lessor

Assets leased to customers under agreements which transfer substantially all the risks and rewards of ownership, with or without ultimate legal title, are classified as finance leases.  When assets held are subject to a finance lease, the leased assets are derecognized and a receivable is recognized which is equal to the present value of the minimum lease payments, discounted at the interest rate implicit in the lease.  Initial direct costs incurred in negotiating and arranging a finance lease are incorporated into the receivable through the discount rate applied to the lease.  Finance lease income is recognized over the lease term based on a pattern reflecting a constant periodic rate of return on the net investment in the finance lease.

Assets leased to customers under agreements which do not transfer substantially all the risks and rewards of ownership are classified as operating leases.  The leased assets are included within premises and equipment on the Group’s balance sheet and depreciation is provided on the depreciable amount of these assets on a systematic basis over their estimated useful economic lives.  Rental income is recognized on a straight-line basis over the period of the lease.  Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized as an expense on a straight-line basis over the lease term.

The Bank acting as lessee

Assets held under finance leases are initially recognized on the balance sheet at an amount equal to the fair value of the leased property or, if lower, the present value of the minimum lease payments.  The corresponding liability to the lessor is included in the balance sheet as a finance lease obligation.  The discount rate used in calculating the present value of the minimum lease payments is either the interest rate implicit in the lease, if it is practicable to determine, or the incremental borrowing rate.  Contingent rentals are recognized as expense in the periods in which they are incurred.  As of December 31, 2016 and 2017, the Bank and its subsidiaries have not signed contracts of this nature.

Operating leases payable are recognized as an expense on a straight-line basis over the lease term, which commences when the lessee controls the physical use of the property.  Lease incentives are treated as a reduction of rental expense and are also recognized over the lease term on a straight-line basis.  Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

Interest revenue and expense

(k)   Interest revenue and expense:

Interest revenue and expenses are recognized in the income statement using the effective interest rate method.  The effective interest rate is the rate which exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or financial liability.  To calculate the effective interest rate, the Bank determines cash flows by taking into account all contractual conditions of the financial instrument, excluding future credit losses.

The effective interest rate calculation includes all fees and other amounts paid or received that form part of the effective interest rate.  Transaction costs include incremental costs that are directly attributable to the purchase or issuance of a financial asset or liability.

Fees and commissions

(l)   Fees and commissions:

Income and expenses from fees and commissions are recognized in income using different criteria based on the nature of the income or expense.  The most significant criteria include:

(i)   Fees earned from an individual act are recognized once the act has taken place.

(ii)   Fees earned from transactions or services provided over a longer period of time are recognized over the life of the transactions or services.  These fees include commissions and asset management, custody or other management and advisory fees.

Loan commitment fees for loans that are likely to be drawn down and other credit related fees are deferred (together with incremental costs) and recognized as an adjustment to the effective interest rate of the loan.  When it is unlikely that a loan is drawn down the fees are recognized over the commitment period on a straight-line basis.

Cash and cash equivalents

(m)  Cash and cash equivalents:

Cash and short-term deposits in the statement of financial position comprise cash at banks and on hand and short-term deposits with original maturity of three months or less, highly liquid investments that are readily convertible to a known amount of cash, and that are subject to an insignificant risk of changes in value.

The Bank has included as cash and cash equivalents to the account “Cash and due from banks”, plus (minus) the net balance of transactions in the course of collection that are shown in the Consolidated Statement Financial Position, plus short-term repurchase agreements.  It also includes investments in fixed-income mutual funds that are presented in “Other Assets” in the Consolidated Statement of Financial Position.

Property and equipment

(n)   Property and equipment:

Property and equipment is stated at cost excluding servicing cost, less accumulated depreciation and accumulated impairment.  Changes in the expected useful life are accounted for by changing the depreciation period or method, as appropriate, and treated as changes in accounting estimates.

This cost includes expenses that have been directly attributed to the asset’s acquisition.

Depreciation is recognized in net income on a straight-line basis over the estimated useful lives of each part of an item of property and equipment.

Estimated useful lives for 2016 and 2017 are as follows:

Buildings	50 years
Installations (in general)	10 years
Equipment	5 years
Office furniture	5 years

Property and equipment is derecognized on disposal or when no future economic benefits are expected from its use.  Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is recognized in “Impairments” in the income statement in the year the asset is derecognized.

Intangible assets

(o)   Intangible assets:

Intangible assets are identified as non-monetary assets (separated from other assets) without physical substance that arise as the result of a legal transaction or that are developed internally by the consolidated entities.  They are assets whose cost can be reliably estimated and for which the consolidated entities consider that it is probable that future economic benefits will be recognized.

(i)   Goodwill

Goodwill arises on the acquisition of subsidiaries and associates representing the excess of the fair value of the purchase consideration over the net fair value of the Bank’s share of the identifiable assets acquired and the liabilities and contingent liabilities assumed on the date of the acquisition.

For the purpose of calculating goodwill, fair values of acquired assets, liabilities and contingent liabilities are determined by reference to market values or by discounting expected future cash flows to present value.  This discounting is either performed using market rates or by using risk-free rates and risk-adjusted expected future cash flows.

Goodwill originating from the acquisition of subsidiaries is capitalized and reviewed for impairment annually or more frequently if there are indications that impairment may have occurred.  Impairment is determined by comparing the present value of expected future cash flows from each cash generating unit with the carrying value of its net assets, including attributable goodwill.  Goodwill is allocated to cash generating units for the purpose of impairment testing considering the business level at which goodwill is monitored for internal management purposes.

Impairment losses on goodwill are not reversed.  Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

(ii)   Software and computer programs

Computer software purchased by the Bank and its subsidiaries is accounted for at cost less accumulated amortization and impairment losses.

The subsequent expense in software assets is capitalized only when it increases the future economic benefit for the specific asset.  All other expenses are capitalized as an expense as incurred.

Amortization is recorded in income using the straight-line amortization method based on the estimated useful life of the software, from the date on which it is available for use.  The estimated useful life of software is a maximum of 6 years.

Expense for internally developed software is recorded in income for each year.

Collateral repossessed (assets received in lieu of payment)

(p)   Collateral repossessed (assets received in lieu of payment):

Assets received in lieu of payment are classified under “Other Assets” and they are recorded at the lower of carrying amount and fair value, less cost to sell.  Assets that are determined better to be sold are immediately transferred to assets held-for-sale at their fair value at the repossession date in line with the Bank’s policy.

Investment Properties

(q)   Investment Properties:

Investment properties are real estate assets held to earn rental income or for capital appreciation or both, but are not held-for-sale in the ordinary course of business or used for administrative purposes.  Investment properties are initially measured at cost, including transaction costs.  Subsequent to initial recognition, they are carried at cost less accumulated depreciation and impairments using the same accounting policies as property and equipment.

Deferred taxes and income taxes

(r)   Deferred taxes and income taxes:

The income tax provision of the Bank and its subsidiaries has been determined in conformity with current legal provisions.

The Bank and its subsidiaries recognize, when appropriate, deferred tax assets and liabilities for future estimates of tax effects attributable to temporary differences between the book and tax values of assets and liabilities.  Deferred tax assets and liabilities are measured based on the tax rate expected to be applied, in accordance with current tax law, in the year that deferred tax assets are realized or liabilities are settled.  The effects of future changes in tax legislation or tax rates are recognized in deferred taxes starting on the date of publication of the law approving such changes.

Deferred tax assets and liabilities are recorded at their book value as of the date the deferred taxes are measured.  Deferred tax assets are recognized only when it is likely that future tax profits will be sufficient to recover deductions for temporary differences.

Presentation and functional currency

(s)   Presentation and functional currency:

The items included in the financial statements of each of the entities of Banco de Chile and its subsidiaries are valued using the currency of the primary economic environment in which it operates (functional currency).  The functional currency of Banco de Chile is the Chilean peso, which is also the currency used to present the entity’s consolidated financial statements.

Transactions in foreign currency

(t)   Transactions in foreign currency:

Transactions and balances

Transactions in currencies other than the functional currency are considered to be in foreign currency and are initially recorded at the exchange rate of the functional currency on the transaction date.  Monetary assets and liabilities denominated in foreign currencies are converted using the exchange rate of the functional currency as of the date of the Statement of Financial Position.  All differences are recorded as a charge or credit to income.

Assets and liabilities in foreign currencies are shown at their equivalent value in Chilean pesos, calculated using the following exchange rates as of December 31, 2016 and 2017: Ch$670.40 and Ch$615.43 to US$1, Ch$5.74 and Ch$5.46 per JPY1, Ch$707.61 and Ch$739.32 per EUR1.

The gain of MCh$104,875 (MCh$12,405 in 2016) for net foreign exchange income shown in the Consolidated Statement of Comprehensive Income includes recognition of the effects of exchange rates variations on assets and liabilities in foreign currency or indexed to exchange rates, and the result of foreign exchange transactions conducted by the Bank and its subsidiaries.

Derivative instruments

(u)   Derivative instruments:

Derivative instruments, which include foreign currency and UF forwards, interest rate forwards, currency and interest rate swaps, currency and interest rate options and other financial derivative instruments, are recorded in the Statement of Financial Position at fair value regardless of whether they are held-for-trading or for non-trading purposes.

The fair value is obtained from market quotes, discounted cash flows models and options valuation models, as and where applicable.  Derivative contracts are reported as an asset when their fair value is positive and as a liability when negative under the item “Derivative Instruments”.

Certain embedded derivatives in other financial instruments are treated as separate derivatives when their risk and characteristics are not closely related to those of the main contract and if the contract in its entirety is not recorded at its fair value with its unrealized gains and losses included in income.

At inception, a derivative contract must be designated by the Bank as a derivative instrument for trading or hedging purposes.

Changes in the fair value of derivative contracts held for trading purposes are recorded in “Net financial operating income”, in the Consolidated Statement of Comprehensive Income.

If a derivative instrument is classified as a hedging instrument, it can be:

(1)   A hedge of the fair value of existing assets or liabilities or firm commitments, or

(2)   A hedge of cash flows related to existing assets or liabilities or forecasted transactions.

A hedge relationship for hedge accounting purposes must comply with all of the following conditions:

(a)   at its inception, the hedge relationship has been formally documented;

(b)   it is expected that the hedge will be highly effective;

(c)   the effectiveness of the hedge can be measured in a reasonable manner; and

(d)   the hedge is highly effective with respect to the hedged risk on an ongoing basis and throughout the entire hedge relationship.

Certain derivatives transactions that do not qualify for hedge accounting are treated and reported as derivatives for trading purposes even though they provide an effective hedge on the risk of net positions.

Changes in the fair value of derivative contracts that qualify for Hedge Accounting are recorded, as follows:

•

If derivative contracts qualify for hedge accounting of changes in the fair value of assets, liabilities or unrecognized firm commitments (Fair Value Hedge), changes in the fair value of both the hedged asset (or liability) and the hedging derivative are recognized in the income statement under “Interest revenue and expenses” and/or “Foreign Exchange Transactions, Net”, depending on the risk being hedged. On the other hand, any ineffective portion of the Fair Value Hedge is recognized in the income statement under “Net Financial Operating Income.”

•

If derivative contracts qualify for hedge accounting of the variability of future cash flows from highly probable future transactions and/or floating rate assets or liabilities (Cash Flow Hedge), the changes in fair value are recorded in Equity under “Other Comprehensive Income”, to the extent that the hedge is effective. Changes in the fair value of the Cash Flow Hedge are subsequently reclassified to the income statement when and where the hedged item affects the Bank’s results (e.g. to Interest Revenues and Expenses and/or Foreign Exchange Transactions when the hedged instrument affects the income statement because of interest rate risk, or exchange rate risk, respectively). On the other hand, any ineffective portion of the Cash Flow Hedge is recognized in the comprehensive statement of income under the “Net Financial Operating Income” line item.

Finally, if the hedging instrument does not continue qualifying for hedge accounting and/or it is terminated, sold, suspended or executed, the hedge accounting is discontinued prospectively. In this case, gains/losses already accrued will remain in Equity until the expected transactions occur. In that moment, gains/losses will be recorded in the Income Statement (under “Interest Revenues or Expenses” and/or “Foreign Exchange Transactions” depending on the risk being hedged) as long as transactions occur. Otherwise, if transactions are expected to fail, the changes in fair value are immediately recognized in the Income Statement (under “Interest Revenues or Expenses” and/or “Foreign Exchange Transactions” depending on the risk that was used to be hedged).”

Financial assets held-for-trading

(v)   Financial assets held-for-trading:

Financial assets held-for-trading are securities acquired in order to generate profits from short-term price fluctuations or as a result of brokerage activities, or which are part of a portfolio on which a short-term profit-generating pattern exists. This item includes mainly Central Bank bonds and deposits from domestic banks.

Financial assets held-for-trading are stated at their fair market value as of the Statement of Financial Position date.  Gains or losses from their fair market value adjustments, as well as gains or losses from trading activities, are included in “Net financial operating income” in the Consolidated Statement of Comprehensive Income.  Dividends, interest and indexations are reported as “Net financial operating income”.

All purchases and sales of financial assets held-for-trading that must be executed within the period established by market regulations or conventions are recorded using the trade date, which is the date on which the purchase or sale of the asset is committed.  Any other purchase or sale is treated as a derivative (forward) until settlement occurs.

Financial assets held-to-maturity and available-for-sale

(w)  Financial assets held-to-maturity and available-for-sale:

Financial assets held-to-maturity includes only those securities for which the Bank has the ability and intention of keeping until maturity.  The remaining investments are considered as financial assets available-for-sale.  The Bank reassesses on an ongoing basis the ability and intention to sell available-for-sale instruments.

A financial asset classified as available-for-sale is initially recognized at its fair value plus transaction costs that are directly attributable to the acquisition of the financial asset.

Financial assets available-for-sale are subsequently measured at their fair value based on market prices or valuation models.  Unrealized gains or losses as a result of fair value adjustments are recorded in other comprehensive income within equity.  When these investments are sold, the cumulative fair value adjustments existing within equity will be recorded directly in income under “Net financial operating income”.

Financial assets held-to-maturity are recorded at their cost plus accrued interest and indexations, less impairment provisions made when the carrying amount exceeds the estimated recoverable amount.

Interest and indexations of financial assets held-to-maturity and available-for-sale are included in the line item “Interest revenue”. The dividends earned while holding available—for—sale financial investments are recognized in the income statement as “Interest revenue” once the right to receive the payment has been established.

Investment securities, which are subject to hedge accounting, are adjusted according to the rules for hedge accounting.

Purchases and sales of investment securities that must be delivered within a period established by market regulations or conventions are recorded using the trade date that is the date on which the purchase or sale of the asset is committed.  Any other purchase or sale is treated as a derivative (forward) until liquidation occurs.

As of December 31, 2016 and 2017, the Bank does not hold held-to-maturity instruments.

Debt issued and other financial liabilities

(x)   Debt issued and other financial liabilities:

Financial instruments issued by the Bank, which are not designated at fair value through profit and loss, are classified under “Debt issued”, where the substance of the contractual arrangement results in the Bank having an obligation either to deliver cash or another financial asset to the holder, or to satisfy the obligation other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of equity shares.

After initial measurement, debt issued is subsequently measured at amortized cost using the effective interest rate.  Amortized cost is calculated by taking into account any discount or premium on the issue and costs that are an integral part of the effective interest rate.

The Bank applies the same accounting policies for its other financial liabilities.

Securities lending and borrowed

(y)   Securities lending and borrowed:

The Bank engages in transactions involving repurchase agreements as a form of investment.  The securities purchased under these agreements are not recognized on the Bank’s Statement of Financial Position.  The consideration paid is recognized under “Receivables from Repurchase Agreements and Security Lending” reflecting the transaction’s economic substance as a loan granted by the Bank.  The difference between the purchase and the resale price is recorded in “Net Interest Income” and is accrued over the duration of the agreement using its effective interest rate.  This treatment reflects the economic substance as a loan to the Bank.

The Bank also enters into security repurchase agreements as a form of financing.  The securities sold under agreement to repurchase at a specific date in the future are not derecognized from the Statement of Financial Position because the Bank retains all the risks and rewards of the ownership of the securities.  The corresponding cash received is recognized in the balance sheet as an asset, and the corresponding obligation to return the cash, including any accrued interest, is recognized as a liability under “Payables from Repurchase Agreements and Security Lending”.  The difference between the sale and the repurchase price is treated as “Interest Expense” and is accrued over the duration of the agreement using the effective interest rate.

The treatment of security lending and borrowing transactions follows the principles laid out above.  Securities borrowed are not recorded in the Statement of Financial Position and, securities loaned are not derecognized from the Statement of Financial Position.

Customer loyalty programs

(z)   Customer loyalty programs:

The Bank maintains a loyalty program as an incentive for its customers.  The scheme grants its customers certain points depending on the value of credit card purchases they make.  The collected points can be used to obtain services from a third party.  The costs which the Bank incurs providing this incentive plan are recognized at fair value when the corresponding revenue is recognized, considering the probabilities of being used by the customers to obtain the third party’s service.  The points collected under the loyalty program cannot be used to obtain services directly from the Bank.

Provisions and contingent liabilities

(aa)  Provisions and contingent liabilities:

Provisions are liabilities that are characterized by uncertainty in either their amount or maturity. Provisions are recorded in the Statement of Financial Position when the following requirements are jointly met:

(i)   a present obligation has arisen from a past event and,

(ii)   as of the date of the financial statements it is likely that the Bank or its subsidiaries have to disburse resources to settle the obligation and,

(iii)   the amount can be reliably measured.

A contingent asset or liability is any right or obligation that arises from past events whose existence will be confirmed by one or more uncertain future events which are not within the control of the Bank.  Contingent assets and liabilities are not recognized in the Statement of Financial Position.

Provision for minimum dividends

(ab) Provision for minimum dividends:

The Bank records within liabilities the portion of net income for the year that should be distributed to comply with the Chilean Corporations Law. For these purposes, the Bank establishes a provision in a complementary equity account within retained earnings.

Employee benefits

(ac) Employee benefits:

(i)   Staff vacations

The annual costs of vacations and staff benefits are recognized on an accrual basis.

(ii)   Short-term benefits

The Bank has a yearly bonus plan for its employees based on their ability to meet objectives and their individual contribution to the Bank’s results, consisting of a given number or portion of monthly salaries.  It is provisioned for based on the estimated amount to be distributed.

(iii)  Staff severance indemnities

Banco de Chile has recorded a liability for long-term severance indemnities in accordance with employment contracts it has with certain employees.  The liability, which results from payments to specified employees that are retiring with more than 30 years of service, is recorded at the present value of the accrued benefits.  It is calculated by applying an equivalent discount rate to the accrued benefits.  These benefits accrue over the estimated average remaining service period.

Obligations for this defined benefit plan are valued according to the projected unit credit actuarial valuation method, using inputs such as staff turnover rates, expected growth in wages and the probability that this benefit will be used, discounted at current long-term rates (4.29% as of December 31, 2016 and  4.53% as of December 31, 2017).

The discount rate used corresponds to the return on bonds of the Central Bank with a maturity period of 10 years.

Actuarial gains and losses are recognized as other comprehensive income at the end of each reporting period.  There is no past service costs that would have to be recognized by the Bank.

Equity reserves

(ad) Equity reserves:

The equity reserves recorded in the Bank’s Statement of Financial Position include:

Reserves from Earnings:

This item includes all the reserves that were originated from earnings and that by legal or statutory dispositions, or agreements of the shareholders’ meeting, will not be distributed in the form of future dividends.

Other reserves:

This item includes all the reserves that do not come from earnings and that do not correspond to those indicated in previous items.

Unrealized gains (losses) on available-for-sale instruments:

This item comprises changes in the fair value of these instruments.

Cumulative translation adjustment:

This item is used to record exchange differences arising from the translation of the net investment in foreign operations.

Earnings per share

(ae) Earnings per share:

Basic earnings per share is determined by dividing net income for the year attributable to the Bank by the average weighted number of shares in circulation during that year.

Diluted earnings per share is determined in a similar manner as basic earnings per share, but the average weighted number of shares in circulation is adjusted to account for the dilutive effect of stock options, warrants and convertible debt.  As of December 31, 2016 and 2017, the Bank does not have any instruments or contracts that could cause dilutions.  Therefore, no adjustments have been made.

Segment reporting

(af)   Segment reporting:

The Bank’s operating segments are defined based on its different business units, considering the following factors:

(i)   That it develops business activities from which income is obtained and expenses are incurred (including income and expenses relating to transactions with other components of the same entity);

(ii)   That its operating results are reviewed regularly by the entity’s highest decision-making authority for operating decisions, to determine resource allocation for the segment and evaluate its performance; and

(iii)   That separate financial information is available.

Identifying and measuring impairment

(ag) Identifying and measuring impairment:

Financial assets (other than loans)

Financial assets are reviewed throughout each year, and especially at each reporting date, to determine whether there is objective evidence of impairment as a result of a loss event that occurred after the initial recognition of the asset, and to determine whether the loss event had an impact on the estimated future cash flows of the financial asset that can be reliably calculated.

An impairment loss for financial assets (different to loans to customers) recorded at amortized cost is calculated as the difference between the asset’s carrying amount and the present value of the estimated future cash flows, discounted using the original effective interest rate.

An impairment loss for available-for-sale financial assets is calculated using its fair value, considering fair value changes already recognized in other comprehensive income.

In the case of equity investments classified as available-for-sale financial assets, objective evidence includes a significant or prolonged decline in the fair value of the investment below cost.  In the case of debt securities classified as available-for-sale and held-to-maturity financial assets, the Bank assesses whether there exists objective evidence for impairment based on the same criteria as for loans.

If there is evidence of impairment, any amount previously recognized in equity, under net gains (losses) not recognized in the income statement, is removed from equity and recognized in the income statement for the period, under net gains (losses) on financial assets available for sale.  This amount is determined as the difference between the acquisition cost (net of any principal repayments and amortization) and current fair value of the asset less any impairment loss on that investment previously recognized in the income statement.

When the fair value of the available-for-sale debt security recovers to at least amortized cost it is no longer considered impaired and subsequent changes in fair value are reported in equity.

Individually significant financial assets are individually examined to determine impairment.  Remaining financial assets are collectively evaluated in groups that share similar credit risk characteristics.  Both criteria are similar as those described in Note 2(h) Loans to customers to determine impairment individually and group.

All impairment losses are recognized in the income statement.  Any cumulative loss related to available-for-sale financial assets recognized previously in equity is transferred to the income statement.

An impairment loss is reversed if, in a subsequent period, the fair value of the debt instrument classified as available for sale increases and the increase can be objectively related to an event occurring after the impairment loss was recognized in profit or loss.  The amount of the reversal is recognized in profit or loss up to the amount previously recognized as impairment.  Impairment losses recognized in profit or loss for an investment in an equity instrument classified as available for sale are not reversed through profit or loss.

Non-financial assets

The Bank assesses at each reporting date and on an ongoing basis whether there is an indication that an asset may be impaired.  If any indication exists, or if annual impairment testing for an asset is required, the Bank estimates the asset’s recoverable amount.  An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s (“CGU”) fair value less costs to sell and its value in use.  Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.  In assessing value in use, the estimated cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and risks specific to the asset.  In determining fair value less costs to sell, an appropriate valuation model is used.  These calculations are corroborated by valuation multiples, share prices and other available fair value indicators.

For assets, excluding goodwill, impairment losses recognized in prior years are assessed at each reporting date in case there are any indications that the loss has decreased or disappeared.  A previously recognized impairment is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment was recognized.  An impairment loss is reversed only to the extent that the book value of the asset does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.  Such reversal is recognized in the income statement.

Impairment losses relating to goodwill cannot be reversed in future periods.

Fiduciary activities

(ah) Fiduciary activities:

The Bank provides trust and other fiduciary services that result in the holding or investing of assets on behalf of the clients.  Assets held in a fiduciary capacity are not reported in the financial statements, as they are not the assets of the Bank.